Eaton Vance

Floating-Rate Municipal Income Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.3%

Security	Principal Amount (000’s omitted)	Value
Education — 10.1%
California Infrastructure and Economic Development Bank, (The Colburn School), 2.90%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	$2,000	$2,005,780
California Infrastructure and Economic Development Bank, (The Colburn School), 3.10%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	20,000	20,370,600
Colorado School of Mines, 2.135%, (67% of 1 mo. USD LIBOR + 0.50%), 2/1/23(1)	2,955	2,954,882
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 2.48%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	4,000	4,002,680
Montana State University, 2.35%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,830	1,830,842
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 2.121%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,743,047
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	1,850	1,851,258
University of Cincinnati, OH, 1.95%, (67% of 1 mo. USD LIBOR + 0.34%), 6/1/20(1)	3,000	3,000,060
University of Michigan, 2.17%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	3,475	3,466,486
University of North Carolina at Chapel Hill, 1.985%, (67% of 1 mo. USD LIBOR + 0.35%), 12/1/21 (Put Date), 12/1/41(1)	5,000	5,000,950
University of North Carolina at Chapel Hill, 2.035%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	11,400	11,360,784
University of Pittsburgh, 2.14%, (SIFMA + 0.24%), 9/15/21(1)	2,000	1,996,940
West Virginia University, 2.43%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	4,500	4,500,360

		$69,084,669

Electric Utilities — 3.3%
California Municipal Finance Authority, (Anaheim System District), 2.25%, (SIFMA + 0.35%), 12/1/20 (Put Date), 10/1/45(1)	$4,300	$4,302,752
Long Island Power Authority, NY, Electric System Revenue, 2.458%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,750	10,760,105
Oklahoma Municipal Power Authority, 2.70%, (SIFMA + 0.80%), 1/1/23(1)	6,550	6,535,197
Seattle, WA, Municipal Light and Power Revenue, 2.39%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	1,000	1,000,470

		$22,598,524

General Obligations — 15.8%
Bethlehem Area School District Authority, PA, 2.173%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	$7,970	$7,971,435
Bethlehem Area School District Authority, PA, 2.163%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	2,000	2,000,000
California, 2.401%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	3,450	3,460,937
California, 2.33%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(1)	6,500	6,522,230
Chicago Board of Education, IL, 2.00%, 10/1/19	15,000	15,002,100
Connecticut, 2.53%, (SIFMA + 0.63%), 3/1/20(1)	1,000	1,002,360
Connecticut, 2.65%, (SIFMA + 0.75%), 3/1/21(1)	275	276,229
Connecticut, 2.75%, (SIFMA + 0.85%), 3/1/22(1)	700	705,418
Connecticut, 2.92%, (SIFMA + 1.02%), 8/15/20(1)	3,000	3,023,730

Security	Principal Amount (000’s omitted)	Value
Delaware Valley Regional Finance Authority, PA, 2.395%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$13,000	$12,958,400
Delaware Valley Regional Finance Authority, PA, 2.43%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	9,100	9,103,640
Everett, WA, 2.30%, (SIFMA + 0.40%), 12/1/19 (Put Date), 12/1/34(1)	1,135	1,135,011
Illinois, 5.00%, 8/1/19	3,000	3,007,890
Illinois, 5.00%, 12/1/19	1,000	1,013,570
Illinois, 5.00%, 8/1/20	3,000	3,105,840
Lake County Forest Preserve District, IL, 2.095%, (67% of 3 mo. USD LIBOR + 0.48%), 12/15/20(1)	4,185	4,189,352
Manheim Township School District, PA, 2.129%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,406,970
Massachusetts, 2.278%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	11,400	11,371,728
Massachusetts, 2.50%, (SIFMA + 0.60%), 2/1/20(1)	7,500	7,503,075
Mississippi, 1.965%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	2,745	2,745,220
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 1.95%, 1/1/36(2)	3,585	3,585,000
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 1.95%, 8/1/38(2)	1,050	1,050,000
Texas, (Texas Transportation Commission), 2.28%, (SIFMA + 0.38%), 10/1/21 (Put Date), 10/1/41(1)	4,500	4,490,055

		$108,630,190

Hospital — 18.1%
Allen County, OH, (Mercy Health), 2.65%, (SIFMA + 0.75%), 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,250,813
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 3.75%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	7,500	7,767,150
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 2.50%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,030,200
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,925	3,024,187
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.609%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	1,000	1,001,930
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 2.85%, (SIFMA + 0.95%), 2/18/20 (Put Date), 8/15/35(1)	8,400	8,402,352
Geisinger Authority, PA, (Geisinger Health System Foundation), 2.68%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,029,260
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 2.48%, (SIFMA + 0.58%), 12/1/19 (Put Date), 12/1/42(1)	5,000	5,000,050
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.65%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,500,000
Indiana Finance Authority, (Parkview Health), 2.45%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	7,000	7,031,780
Iowa Finance Authority, (Iowa Health System), 2.48%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	11,420	11,420,228
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 3.00%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,750	1,768,200
Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 2.55%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,004,600
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.32%, (SIFMA + 0.42%), 1/27/22 (Put Date), 7/1/44(1)	10,000	10,000,000
Michigan Finance Authority, (McLaren Health Care), 2.035%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	965	964,083
Michigan Finance Authority, (McLaren Health Care), 2.385%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	4,250	4,264,705

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Trinity Health Credit Group), 2.151%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	$5,100	$5,108,670
Michigan Finance Authority, (Trinity Health Credit Group), 2.38%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	5,008,500
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.45%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	4,000	3,996,240
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 2.62%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,500,420
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.748%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,004,400
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 2.50%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,502,850
Washington Health Care Facilities Authority, (Catholic Health Initiatives), 2.90%, (SIFMA + 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	3,005,670
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.45%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,000,950

		$124,587,238

Housing — 7.5%
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.058%, (70% of 1 mo. USD LIBOR + 0.35%), 6/1/21 (Put Date), 12/1/48(1)	$4,000	$4,002,520
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.45%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	3,965	3,965,000
Massachusetts Housing Finance Agency, (Single Family Housing), 2.23%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,775,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.33%, (SIFMA + 0.43%), 7/3/23 (Put Date), 1/1/45(1)	10,000	9,950,800
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.45%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	9,999,800
North Dakota Housing Finance Agency, 2.30%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(1)	5,000	4,999,950
Pennsylvania Housing Finance Agency, 2.283%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,011,700
Pennsylvania Housing Finance Agency, SFMR, 2.253%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,441,684
Washington Housing Finance Commission, 2.45%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	7,000	7,003,500

		$51,149,954

Industrial Development Revenue — 2.1%
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.15% to 5/1/20 (Put Date), 5/1/27(3)	$1,750	$1,755,372
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 2.125% to 11/1/19 (Put Date), 11/1/41	1,000	1,000,230
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.70%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	5,000	5,000,000
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.65%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	6,750	6,736,770
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	165	165,792

		$14,658,164

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 0.9%
Allegheny County, PA, (AGM), 2.278%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$5,860	$5,831,872

		$5,831,872

Insured – Lease Revenue/Certificates of Participation — 1.7%
Kentucky Asset/Liability Commission, (NPFG), 2.248%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$12,000	$11,949,720

		$11,949,720

Insured – Transportation — 0.4%
Metropolitan Transportation Authority, NY, (AGM), 1.984%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$1,500	$1,495,800
Metropolitan Transportation Authority, NY, (AGM), 2.364%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,254,650

		$2,750,450

Insured – Water and Sewer — 0.7%
Pittsburgh Water and Sewer Authority, PA, (AGM), 2.39%, (70% of 1 mo. USD LIBOR + 0.64%), 12/1/20 (Put Date), 9/1/40(1)	$5,000	$5,002,400

		$5,002,400

Lease Revenue/Certificates of Participation — 0.3%
New Jersey Economic Development Authority, (School Facilities Construction), 3.45%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$2,004,580

		$2,004,580

Other Revenue — 12.5%
Black Belt Energy Gas District, AL, 2.52%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,000,000
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 2.061%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(1)	10,000	10,001,500
California Infrastructure and Economic Development Bank, (Museum Associates), 2.332%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	3,010,110
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A 3, 2.134%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	5,500	5,507,150
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.385%, (67% of 1 mo. USD LIBOR + 0.75%), 11/1/39(1)	7,000	7,000,070
Northern California Gas Authority No. 1, Gas Project Revenue, 2.457%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	4,000	3,931,320
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.495%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,392,375
Southeast Alabama Gas Supply District, (Project No. 2), 2.485%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	5,000	4,925,900
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.711%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,018,800
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.95%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,181,560

		$85,968,785

Special Tax Revenue — 1.9%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 2.20%, (SIFMA + 0.30%), 11/1/21 (Put Date), 11/1/45(1)	$3,000	$2,999,820
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 2.35%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	5,000	5,003,200

Security	Principal Amount (000’s omitted)	Value
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.958%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(1)	$5,000	$5,001,950
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	59,585
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(4)	20	2,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	90	57,776

		$13,124,331

Transportation — 15.8%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.25%, (SIFMA + 0.35%), 4/1/20 (Put Date), 4/1/47(1)	$5,000	$5,000,700
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.364%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	12,000	12,024,600
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.50%, (SIFMA + 0.60%), 4/1/20 (Put Date), 4/1/34(1)	3,500	3,502,905
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 3.00%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	3,775	3,880,209
Denver City and County, CO, Airport System Revenue, 2.568%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	7,645	7,648,517
E-470 Public Highway Authority, CO, 2.016%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	5,000,050
Kansas Department of Transportation, 2.035%, (67% of 1 mo. USD LIBOR + 0.40%), 9/1/19(1)	7,000	7,003,780
Kansas Department of Transportation, 2.058%, (70% of 1 mo. USD LIBOR + 0.35%), 9/1/22(1)	3,000	2,997,930
Metropolitan Transportation Authority, NY, 2.335%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/20 (Put Date), 11/1/31(1)	1,000	1,001,340
Metropolitan Transportation Authority, NY, 2.48%, (SIFMA + 0.58%), 6/1/20 (Put Date), 11/15/39(1)	3,030	3,033,091
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.90%, (SIFMA + 1.00%), 12/15/19 (Put Date), 6/15/34(1)	7,000	7,002,170
New Jersey Transportation Trust Fund Authority, (Transportation Program), 3.10%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	9,000	9,064,170
New Jersey Turnpike Authority, 2.168%, (70% of 1 mo. USD LIBOR + 0.46%), 1/1/21 (Put Date), 1/1/28(1)	2,000	2,002,600
New Jersey Turnpike Authority, 2.188%, (70% of 1 mo. USD LIBOR + 0.48%), 1/1/22(1)	7,000	7,010,080
New Jersey Turnpike Authority, 2.308%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(1)	3,000	3,010,320
North Texas Tollway Authority, 2.57%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	6,600	6,598,812
Pennsylvania Turnpike Commission, 2.50%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,004,510
Pennsylvania Turnpike Commission, 2.60%, (SIFMA + 0.70%), 12/1/23(1)	5,000	5,032,550
Pennsylvania Turnpike Commission, 2.78%, (SIFMA + 0.88%), 12/1/20(1)	685	688,110
Pennsylvania Turnpike Commission, 2.88%, (SIFMA + 0.98%), 12/1/21(1)	1,850	1,870,091
Pennsylvania Turnpike Commission, 3.17%, (SIFMA + 1.27%), 12/1/20(1)	2,450	2,469,796
Triborough Bridge and Tunnel Authority, NY, 2.115%, (67% of SOFR + 0.50%), 10/1/20 (Put Date), 11/15/38(1)	5,000	5,001,650
Triborough Bridge and Tunnel Authority, NY, 2.335%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,670	6,712,821

		$108,560,802

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 5.2%
California Department of Water Resources, (Central Valley Project), 2.27%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$11,000	$11,002,750
Charleston, SC, Waterworks and Sewer System Revenue, 2.052%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	4,995,150
Houston, TX, Combined Utility System Revenue, 2.043%, (70% of 1 mo. USD LIBOR + 0.36%), 8/1/21 (Put Date), 5/15/34(1)	14,000	13,975,360
Houston, TX, Combined Utility System Revenue, 2.80%, (SIFMA + 0.90%), 5/1/20 (Put Date), 5/15/34(1)	2,500	2,504,100
Riverside, CA, Water System Revenue, 2.53%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	3,285	3,287,464

		$35,764,824

Total Tax-Exempt Municipal Securities — 96.3% (identified cost $661,390,090)		$661,666,503

Other Assets, Less Liabilities — 3.7%		$25,364,511

Net Assets — 100.0%		$687,031,014

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	15.0%
Pennsylvania	13.8%
Others, representing less than 10% individually	67.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 3.9% of total investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage insured by an individual financial guaranty assurance agency ranged from 1.8% to 2.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $13,341,392 or 1.9% of the Fund’s net assets.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$661,666,503	$—	$661,666,503
Total Investments	$—	$661,666,503	$—	$661,666,503

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.